Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measured of assets and liabilities

			Fair value measured based on

	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1,091	-	-	1,091
Foreign currency derivatives	-	1	-	1
Balance at December 31, 2018	1,091	1	-	1,092
Balance at December 31, 2017	1,829	105	-	1,934

Liabilities
Foreign currency derivatives	-	(208)	-	(208)
Commodity derivatives	108	-	-	108
Balance at December 31, 2018	108	(208)	-	(100)
Balance at December 31, 2017	(98)	-	-	(98)